Schedule of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount
Gross carrying amount	¥ 58,916	¥ 58,916
Less: accumulated amortization
Total intangible assets, net	2,800	3,850
Software [Member]
Gross carrying amount
Gross carrying amount	916	916
Less: accumulated amortization
Less: accumulated amortization	(916)	(916)
License [Member]
Gross carrying amount
Gross carrying amount	21,000	21,000
Less: accumulated amortization
Less: accumulated amortization	(18,200)	(17,150)
Agency Agreements [Member]
Gross carrying amount
Gross carrying amount	18,000	18,000
Less: accumulated amortization
Less: accumulated amortization	(18,000)	(18,000)
Channel Relationship [Member]
Gross carrying amount
Gross carrying amount	19,000	19,000
Less: accumulated amortization
Less: accumulated amortization	¥ (19,000)	¥ (19,000)